UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     April 20, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: $55,458(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
ChinaEdu Corp. ADR			ADR		16945L107	2	250	SH	Sole
France Telecom SA ADR			ADR		35177Q105	712	31650	SH	Sole
GlaxoSmithKline PLC ADR			ADR		37733W105	761	19815	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR	ADR		400506101	7	170	SH	Sole
Heineken NV ADR				ADR		423012202	662	24240	SH	Sole
Huaneng Power ADR			ADR		443304100	82	3490	SH	Sole
Infosys Technologies Ltd. ADR		ADR		456788108	763	10645	SH	Sole
Logitech International SA ADR		ADR		H50430232	627	34585	SH	Sole
Mechel Open Joint Stock Co. ADR		ADR		583840103	384	12465	SH	Sole
National Grid PLC ADS			ADR		636274300	839	17465	SH	Sole
Novartis AG ADR				ADR		66987V109	707	13010	SH	Sole
PetroChina Ltd. ADS			ADR		71646E100	828	5440	SH	Sole
Sanofi-Aventis ADR			ADR		80105N105	28	785	SH	Sole
Sasol Ltd. ADR				ADR		803866300	33	570	SH	Sole
Total SA ADR				ADR		89151E109	749	12280	SH	Sole
Air Products & Chemicals Inc.		COM		009158106	758	8405	SH	Sole
Anadarko Petroleum Corp.		COM		032511107	768	9380	SH	Sole
Aptargroup, Inc				COM		038336103	699	13950	SH	Sole
Automatic Data Processing Inc.		COM		053015103	819	15970	SH	Sole
B & G Foods Inc.			COM		05508R106	16	840	SH	Sole
Bemis Co. Inc.				COM		081437105	707	21540	SH	Sole
Brady Corp.				COM		104674106	750	21020	SH	Sole
C.R. Bard Inc.				COM		067383109	464	4665	SH	Sole
Church & Dwight Co., Inc.		COM		171340102	720	9070	SH	Sole
Clorox Co.				COM		189054109	407	5815	SH	Sole
Colgate-Palmolive Co.			COM		194162103	777	9620	SH	Sole
Cominar REIT				COM		199910100	711	30460	SH	Sole
Corn Products International Inc.	COM		219023108	99	1910	SH	Sole
DPL, Inc.				COM		233293109	803	29300	SH	Sole
Ecolab, Inc.				COM		278865100	857	16800	SH	Sole
Emerson Electric Co.			COM		291011104	808	13820	SH	Sole
Enerplus Resources Fund Trust		COM		292766102	9	285	SH	Sole
Exxon Mobil Corp.			COM		30231G102	73	870	SH	Sole
Fiserv Inc.				COM		337738108	121	1925	SH	Sole
General Mills Inc.			COM		370334104	768	21020	SH	Sole
Getty Realty Corp.			COM		374297109	601	26275	SH	Sole
Gladstone Commercial Corp.		COM		376536108	75	4135	SH	Sole
Graco, Inc.				COM		384109104	920	20225	SH	Sole
Grainger, WW Inc.			COM		384802104	773	5617	SH	Sole
H.J. Heinz Co.				COM		423074103	669	13700	SH	Sole
Hormel Foods Corp.			COM		440452100	88	3160	SH	Sole
Jacob Engineering Group			COM		469814107	831	16155	SH	Sole
Johnson & Johnson			COM		478160104	100	1685	SH	Sole
Kinder Morgan Management		COM		49455U100	9	141.51	SH	Sole
Lanesborough REIT			COM		515555100	0	1100	SH	Sole
Liberty Property Trust			COM		531172104	66	2000	SH	Sole
Mack-Cali Realty Corp.			COM		554489104	70	2070	SH	Sole
Marathon Oil Corp.			COM		565849106	868	16280	SH	Sole
McCormick & Co. Inc.			COM		579780206	708	14795	SH	Sole
McDonald's Corp.			COM		580135101	773	10160	SH	Sole
Mettler-Toledo International, Inc.	COM		592688105	753	4380	SH	Sole
Monmouth Real Estate Investment Corp.	COM		609720107	23	2750	SH	Sole
Norfolk & Southern Corp.		COM		655844108	923	13320	SH	Sole
Omnicom Group				COM		681919106	420	8565	SH	Sole
Oneok Inc.				COM		682680103	48	725	SH	Sole
Paychex, Inc.				COM		704326107	720	22940	SH	Sole
Peabody Energy Corp.			COM		704549104	888	12335	SH	Sole
Praxair, Inc.				COM		74005P104	877	8635	SH	Sole
Primaris Retail REIT			COM		74157U950	726	33170	SH	Sole
Prosperity Bancshares Inc.		COM		743606105	789	18450	SH	Sole
Realty Income Corp.			COM		756109104	218	6225	SH	Sole
Schneider Electric SA			COM		483410007	633	3700	SH	Sole
Sherwin-Williams Co.			COM		824348106	854	10170	SH	Sole
State Street Corp.			COM		857477103	805	17916	SH	Sole
Toronto Dominion Bank			COM		891160509	746	8420	SH	Sole
Tullow Oil PLC				COM		015008907	768	33100	SH	Sole
Urstadt Biddle Properties A		COM		917286205	273	14340	SH	Sole
Vermilion Energy Trust			COM		923725956	12	225	SH	Sole
Weight Watchers International, Inc.	COM		948626106	1013	14450	SH	Sole
Alexandria Real Estate 8.375% Pfd C	PFD		015271406	519	20265	SH	Sole
Brandywine Realty Trust 7.5% Pfd C	PFD		105368401	629	25110	SH	Sole
CBL & Associates Inc. 7.75% Pfd C	PFD		124830506	666	26745	SH	Sole
Cedar Shopping Centers 8.875% Pfd A	PFD		150602308	598	23870	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H	PFD		22002T603	594	23675	SH	Sole
DuPont Fabros Technology 7.875% Pfd A	PFD		26613Q205	574	22910	SH	Sole
First Industrial Realty Trust 7.25% Pfd	PFD		32054K798	367	16030	SH	Sole
First Potomac Realty Trust 7.75% Pfd A	PFD		33610F307	372	14913	SH	Sole
GMX Resources Inc. 9.25% Pfd B		PFD		38011M405	576	24000	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B	PFD		376536306	325	13245	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A	PFD		376536207	26	1025	SH	Sole
Highwood Properties 8% Pfd B		PFD		431284306	425	16725	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E		PFD		49427F405	599	23550	SH	Sole
Kimco Realty Corp. 7.75% Pfd G		PFD		49446R844	276	10680	SH	Sole
Kite Realty Group Trust 8.25% Pfd A	PFD		49803T201	630	25825	SH	Sole
Lexington Realty Trust 8.05% Pfd B	PFD		529043200	24	950	SH	Sole
NPB Cap Trust II 7.85% Pfd		PFD		62935R209	289	11510	SH	Sole
Old Second Cap Trust I 7.8% Pfd		PFD		680280104	1	350	SH	Sole
PS Business Parks Inc. 7.375% Pfd O	PFD		69360J750	547	21735	SH	Sole
Parkway Properties Inc. 8% Pfd D	PFD		70159Q401	340	13720	SH	Sole
Realty Income Corp. 6.75% Pfd E		PFD		756109708	23	890	SH	Sole
Saul Centers 8% Pfd A			PFD		804395200	547	21465	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd PFD		917286502	636	24700	SH	Sole
Vornado Realty Trust 6.625% Pfd I	PFD		929042877	654	26945	SH	Sole
Vornado Realty Trust 6.75% Pfd H	PFD		929042885	2	85	SH	Sole
Weingarten Realty Investors 6.50% Pfd F	PFD		948741889	605	25445	SH	Sole
Weingarten Realty Investors 6.95% Pfd E	PFD		948741608	18	750	SH	Sole
Zion Bancorporation 11% Pfd E		PFD		989701875	374	13740	SH	Sole
Zion Cap Trust 8% Pfd B			PFD		989703202	51	1975	SH	Sole
Amerigas Partners LP			UNIT LTD PARTN	030975106	729	15170	SH	Sole
Buckeye Partners LP			UNIT LTD PARTN	118230101	789	12425	SH	Sole
Enterprise Products Partners LP		UNIT LTD PARTN	293792107	800	18580	SH	Sole
Ferrellgas Partners LP			UNIT LTD PARTN	315293100	709	27280	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	891	12020	SH	Sole
Oneok Partners LP			UNIT LTD PARTN	68268N103	763	9270	SH	Sole
Penn Virginia Resources LP		UNIT LTD PARTN	707884102	58	2085	SH	Sole
Plains All American Pipeline LP		UNIT LTD PARTN	726503105	819	12850	SH	Sole
Sunoco Logistics Partners LP		UNIT LTD PARTN	86764L108	872	10050	SH	Sole
TC Pipelines LP				UNIT LTD PARTN	87233Q108	698	13425	SH	Sole
Teekay LNG Partners LP			UNIT LTD PARTN	Y8564M105	685	16700	SH	Sole
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